Business Combinations - Schedule of Net Assets related to Disposition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 02, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	$ 44,130		$ 44,928
GEH Singapore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 5,546
Accounts receivable, net		515
Prepaid expenses and other current assets		741
Amounts due from related parties		747
Inventories		158
Operating lease right-of-use assets		7,050
Property and equipment, net		4,751
Other non-current assets		2,215
Intangible assets		7,002
Goodwill		1,447
Total Assets		30,172
Due to related parties		(3)
Accounts payable		(328)
Accrued expenses and other current liabilities		(3,611)
Operating lease liabilities - current		(3,607)
Operating lease liabilities - non-current		(3,480)
Other non-current liabilities		(3,960)
Deferred tax liability		(1,271)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue		645
Total Liabilities		(16,905)
Total identifiable net assets at fair value		$ 13,267